Related parties transactions and balances	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Related parties transactions and balances
Note 26. Related parties transactions and balances
Note 2.3 provides information about the Company’s structure, including details of the subsidiaries, the holding company (Successor) and the Predecessor Company.
The following table provides the total amount of transactions that have been entered into with related parties for the period/year.

	Successor for the year ended December 31, 2019	Successor for the period from April 4, 2018 through December 31, 2018	Predecessor for the period from January 1, 2018 through April 3, 2018	Predecessor for the year ended December 31, 2017
Revenue from crude oil
Pampa Energía S.A. (former Parent of PELSA)	—	—	31,501	114,564
Revenue from natural gas
Pampa Energía S.A. (former Parent of PELSA)	—	—	2,647	8,832
Transportadora Gas del Sur S.A. (Subsidiary of the former Parent of PELSA)	—	—	—	684
Central Térmica Güemes S.A. (Subsidiary of the former Parent of PELSA)	—	—	—	455
Pampa Comercializadora S.A. (Subsidiary of the former Parent of PELSA)	—	—	7,726	18,886
Exploitation services
Veta Escondida y Rincón de Aranda U.T.E. (Joint operation in which the former parent of PELSA participate)	—	—	32	412
Purchases of goods and services
SHM S. de R.L. de C.V. (affiliate of Riverstone Holdings, LLC -Shareholder of VISTA)	—	186	—	—
Pampa Energía S.A. (former Parent of PELSA)	—	—	(546)	(1,767)
Selling expenses
Pampa Comercializadora S.A. (Subsidiary of the former Parent of PELSA)	—	—	(91)	(364)
Oleoductos del Valle S.A. (Subsidiary of the former Parent of PELSA)	—	—	(610)	(2,962)

Key management personnel remuneration
The amounts recognized in the consolidated statement of profit or loss and other comprehensive income, related to the company’s key personnel are detailed below:

	Successor for year ended December 31, 2019	Successor for the period from April 4, 2018 through December 31, 2018	Predecessor for the period from January 1, 2018 through April 3, 2018	Predecessor for the year ended December 31, 2017
Short-term employee benefits	9,080	5,368	235	2,417
Termination benefits	—	—	—	1,167
Share-based payments	9,175	3,533	—	—

Total	18,255	8,901	235	3,584

As disclosed in Note 20.1, on May 30, 2017, VISTA entered into a private placement agreement with VISTA’s independent directors and former independent director for the purposes of selling them 132,000 series B shares that were later converted into and as of December 31, 2018 are in the form of 132,000 series A shares representing VISTA’s capital stock.
Finally, as disclosed in Note 20.1, on August 1, 2017 Vista’s Sponsor, comprised by Vista Sponsor Holdings, L.P. and the Management Team, purchased of 29,680,000 warrants. Vista Sponsor Holdings, L.P., a limited partnership organized under the laws of Ontario, Canada, is controlled by senior professionals of Riverstone Investment Group LLC (“Riverstone”), a Delaware limited liability company, together with its affiliates and affiliated funds.
Balances with related parties:

	Successor- December 31, 2019	Successor- December 31, 2018	Predecessor- December 31, 2017
Trade receivables
Pampa Energía S.A. (former Parent of PELSA)	—	—	20,331
Pampa Comercializadora S.A. (Subsidiary of the former Parent of PELSA)	—	—	6,389

Total	—	—	26,720
Other receivables
Pampa Energía S.A. (former Parent of PELSA)	—	—	20
Veta Escondida y Rincón de Aranda U.T.E. (Joint operation in which the former parent of PELSA participate)	—	—	303
APCO Oil and Gas International Inc. Suc.Arg. (Entity with significant influence over the Group)	—	—	69
APCO Oil and Gas International Inc. (Entity with significant influence over the Group)	—	—	183
Riverstone Vista Capital Partners L.P.	—	186	—
REL Amsterdam (1)	2,355	—	—
Aleph Midstream Holding L.P (1)	814	—	—

Total	3,169	186	575
Trade payable and accrued liabilities
Pampa Energía S.A. (former Parent of PELSA)	—	—	674
Pampa Comercializadora S.A. (Subsidiary of the former Parent of PELSA)	—	—	32
Oleoductos del Valle S.A. (Subsidiary of the former Parent of PELSA)	—	—	266
APCO Oil and Gas International Inc. Suc. Arg.	—	—	254
REL Amsterdam (2)	24,032	—	—
Aleph Midstream Holding L.P (2)	807	—	—

Total	24,839	—	1,226

(1)	Corresponds to loans granted to Aleph investors, detailed in Note 27.
(2)	Includes other accrued liabilities related to the investment agreement with Aleph, connected with the Put-Option. See Note 27
Outstanding balances at the
period-end/year-end
are unsecured and interest free and settlement occurs in cash. There have been no guarantees provided or received for any related party receivables or payables. For the year ended December 31, 2019, for the period beginning April 4, 2018 through December 31, 2018, for the period beginning January 1, 2018 through April 3, 2018 and for the year ended December 31, 2017, the Group has not recorded any impairment of receivables relating to amounts owed by related parties. This assessment is undertaken at each period/
year-end
through examining the financial position of the related party and the market in which the related party operates.
Term Purchase Contract
As disclosed in Note 20.1.2, in August 2017, the Company entered into the FPA, pursuant to which RVCP agreed to purchase a total of up to 5,000,000 shares of the common capital of Series A of the Company, plus a total of up to 5,000,000 optional warrants to purchase one-third
of a Series A share at a strike price of 11.5 U.S. Dollar per share (“FPA Warrants”), for a total purchase price of up to 50,000 or 10 U.S. Dollars per unit (as a whole, the “Units of the Term Purchase”) in exchange for an advance payment of RCVP as consideration for the execution of the FPA. Each of the FPA Warrants has the same terms as each one of the Sponsor Warrants.
There are no other related party transactions.